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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                              Brian C. Broderick
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street        Boston,        MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2006.

                                                     Brian C. Broderick
                                                     ---------------------------
                                                     (Name of Institutional
                                                     Investment Manager)


                                                     ---------------------------
                                                     (Manual Signature of Person
                                                     Duly Authorized to Submit
                                                     This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                              13F File No.:
-----                      ------------- -----                              -------------
1. John M. Cornish         28-5362       6. Michael J. Puzo                 28-06165
2. Michael B. Elefante     28-06281      7. Kurt F. Somerville              28-10379
3. Roy A. Hammer           28-5798       8.________________________________ ________
4. Stephen W. Kidder (35)* 28-11134      9.________________________________ ________
5. Lawrence T. Perera      28-06167      10._______________________________ ________

* Refers to manager number on attached detail in Item 7.

AS OF: MARCH 31, 2006      FORM 13F      SEC FILE # BRIAN C. BRODERICK/28-11136


                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- --------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ABBOTT LABS    COMMON STOCK    002824100      488320     11498         xx                  2448
                                                                       xx     35           9050

AMAZON NOTE    CONV. CORPORATE 023135AF3     1422119   1495000         xx                860000
CONV SUB DEB   BONDS                                                   xx     35         635000

AMGEN INC.     COMMON STOCK    031162100     1337873     18390         xx                 10390
                                                                       xx     35           8000

ANALOG         COMMON STOCK    032654105      762852     19923         xx                 10748
DEVICES, INC.                                                          xx     35           9175

ANALOGIC       COMMON STOCK    032657207      237989      3595         xx                  1575
COPR.                                                                  xx     35           2020

ANHEUSER       COMMON STOCK    035229103      299390      7000         xx                  7000
BUSCH CO INC.

APTARGROUP     COMMON STOCK    038336103      822949     14895         xx                  7835
INC                                                                    xx     35           7060

AUTOMATIC      COMMON STOCK    053015103      348538      7630         xx                  4430
DATA                                                                   xx     35           3200
PROCESSING

AVERY          COMMON STOCK    053611109      339184      5800         xx                  3800
DENNISON                                                               xx     35           2000
CORP.

BP PLC ADR     COMMON STOCK    055622104     1624571     23565         xx                 14226
                                                                       xx     35           9339

BEA SYSTEMS    CORPORATE       073325AD4     1183050   1195000         xx                675000
INC.           BONDS                                                   xx     35         520000

BIOMET INC     COMMON STOCK    090613100      508824     14325         xx                  9015
                                                                       xx     35           5310

BURLINGTON     COMMON STOCK    122014103      274443      2986         xx                  1986
RESOURCES                                                              xx     35           1000
INC.

CANADIAN       COMMON STOCK    136375102     1464627     32346         xx                 18258
NATIONAL                                                               xx     35          14088
RAILWAY CO.

AS OF: MARCH 31, 2006      FORM 13F      SEC FILE # BRIAN C. BRODERICK/28-11136


                                                                  ITEM 6:                ITEM 8:
                                                       ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                 ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
    ITEM 1:         ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER   TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------   -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CATERPILLAR INC. COMMON STOCK   149123101      217153      3024         xx                 3024

CHEVRON CORP.    COMMON STOCK   166764100      768798     13262         xx                 7062
                                                                        xx     35          6200

CISCO SYS INC.   COMMON STOCK   17275R102      405056     18692         xx                13242
                                                                        xx     35          5450

CITIZENS         COMMON STOCK   17453B101      166698     12562         xx                12562
COMMUNICATIONS
CO

COCA COLA CO.    COMMON STOCK   191216100      290997      6950         xx                 6200
                                                                        xx     35           750

CONOCOPHILLIPS   COMMON STOCK   20825C104      211489      3349         xx                 3349

E I DU PONT DE   COMMON STOCK   263534109      370055      8767         xx                 7567
NEMOURS & CO.                                                           xx     35          1200

E M C CORP.      COMMON STOCK   268648102      382567     28068         xx                14799
                                                                        xx     35         13269

EMERSON          COMMON STOCK   291011104     1080500     12920         xx                 6870
ELECTRIC CO.                                                            xx     35          6050

ENCANA CORP.     COMMON STOCK   292505104     1442882     30877         xx                20857
                                                                        xx     35         10020

EXXON MOBIL      COMMON STOCK   30231G102     3107694     51063         xx                40107
CORP.                                                                   xx     35         10956

GENERAL          COMMON STOCK   369604103     1631530     46910         xx                37010
ELECTRIC CO.                                                            xx     35          9900

INTEL            COMMON STOCK   458140100     1090655     56046         xx                35356
CORPORATION                                                             xx     35         20690

JEFFERSON-PILOT  COMMON STOCK   475070108      608236     10873         xx                 5700
CORP.                                                                   xx     35          5173

JOHNSON &        COMMON STOCK   478160104     1964683     33176         xx                24801
JOHNSON                                                                 xx     35          8375

AS OF: MARCH 31, 2006      FORM 13F      SEC FILE # BRIAN C. BRODERICK/28-11136


                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
KIMBERLY        COMMON STOCK   494368103      232934      4030         xx                 4030
CLARK CORP

KOPIN           COMMON STOCK   500600101       77650     15499         xx                11499
                                                                       xx     35          4000

KOSAN           RESTRICTED     50064W107      353400     60000         xx     35         60000
BIOSCIENCES
INC

ELI LILLY & CO. COMMON STOCK   532457108      221200      4000         xx                 4000

MCDONALD'S      COMMON STOCK   580135101      257700      7500         xx                 7500
CORP.

MERCK & CO      COMMON STOCK   589331107      677579     19233         xx                10373
INC.                                                                   xx     35          8860

MICROSOFT       COMMON STOCK   594918104      495195     18199         xx                11699
CORP.                                                                  xx     35          6500

MOTOROLA INC.   COMMON STOCK   620076109      215354      9400         xx                 9400

NOKIA CORP      COMMON STOCK   654902204      252763     12199         xx                 4399
ADR A                                                                  xx     35          7800

ORACLE CORP.    COMMON STOCK   68389X105      184801     13499         xx                 7999
                                                                       xx     35          5500

PEPSICO INC.    COMMON STOCK   713448108      465210      8050         xx                 3650
                                                                       xx     35          4400

PFIZER INC.     COMMON STOCK   717081103      524865     21062         xx                20062
                                                                       xx     35          1000

PROCTER &       COMMON STOCK   742718109     2023332     35109         xx                25619
GAMBLE CO.                                                             xx     35          9490

SIGMA ALDRICH   COMMON STOCK   826552101      381582      5800         xx                 5800
CORP

J M SMUCKER CO  COMMON STOCK   832696405      585496     14748         xx                 8428
NEW                                                                    xx     35          6320

SONOSITE INC.   COMMON STOCK   83568G104      230591      5674         xx                 3324
                                                                       xx     35          2350

AS OF: MARCH 31, 2006      FORM 13F      SEC FILE # BRIAN C. BRODERICK/28-11136


                                                                    ITEM 6:                ITEM 8:
                                                         ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                   ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
     ITEM 1:          ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER     TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------     -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
STATE STREET CORP. COMMON         857477103      539217      8923         xx                 3177
                   STOCK                                                  xx     35          5746

3 M COMPANY        COMMON         88579Y101     1962188     25924         xx                19154
                   STOCK                                                  xx     35          6770

UNION PACIFIC CORP COMMON         907818108      247751      2654         xx                 2254
                   STOCK                                                  xx     35           400

UNITED NATURAL     COMMON         911163103      294797      8430         xx                 4510
FOODS INC.         STOCK                                                  xx     35          3920

V F CORP           COMMON         918204108      327744      5760         xx                 5760
                   STOCK

WACHOVIA CORP      COMMON         929903102      448400      8000         xx                 8000
2ND NEW            STOCK

WYETH              COMMON         983024100      356622      7350         xx                 3050
                   STOCK                                                  xx     35          4300

TOTAL:                                       36,210,093